Litigation, regulatory and similar matters (Detail) $ in Millions	3 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	$ 3,192
Increase in provisions recognized in the income statement	304
Release of provisions recognized in the income statement	(25)
Provisions used in conformity with designated purpose	(161)
Foreign currency translation / unwind of discount	(96)
Balance at the end of period	3,215
Litigation, regulatory and similar matters
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	2,758
Increase in provisions recognized in the income statement	235
Release of provisions recognized in the income statement	(14)
Provisions used in conformity with designated purpose	(101)
Foreign currency translation / unwind of discount	(80)
Balance at the end of period	2,798
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	1,309
Increase in provisions recognized in the income statement	129
Release of provisions recognized in the income statement	(7)
Provisions used in conformity with designated purpose	(80)
Foreign currency translation / unwind of discount	(60)
Balance at the end of period	1,289
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	176
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	(9)
Balance at the end of period	168
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	8
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	0
Balance at the end of period	8
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	307
Increase in provisions recognized in the income statement	101
Release of provisions recognized in the income statement	(6)
Provisions used in conformity with designated purpose	(5)
Foreign currency translation / unwind of discount	(10)
Balance at the end of period	387
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	958
Increase in provisions recognized in the income statement	5
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(15)
Foreign currency translation / unwind of discount	(1)
Balance at the end of period	$ 946